Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
11. Stock-based Compensation
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	74,211	$0.39
Granted	12,461	4.26
Exercised	(2,519)	0.37
Forfeited	(2,312)	0.40
Expired	(384)	0.41

Outstanding as of June 30, 2025	81,457	$0.98	7.5	$398,748

Exercisable as of June 30, 2025	45,777	$0.41	6.4	$250,511

The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s estimated fair value of its common stock as of the balance sheet date.
As of June 30, 2025, total unrecognized compensation expense related to unvested options was $55.7 million, which the Company expects to recognize over an estimated weighted average period of 2.5 years.
Stock-based Compensation
Total stock-based compensation recorded in the Company’s condensed statements of operations and comprehensive loss was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Research and development	$2,920	$1,489
General and administrative	1,477	567
Sales and marketing	317	129
Truck and freight operations	177	86

Total stock-based compensation	$4,891	$2,271

13.	Stock-based Compensation
Equity Incentive Plan
In 2018, the Company adopted its 2018 equity incentive plan (the “2018 Plan”). The Plan provides for the granting of stock-based awards, including stock options and restricted stock to eligible participants, including employees, directors, and service providers. Stock options granted under the 2018 Plan can be in the form of incentive stock options or nonqualified stock options. The number of shares of common stock available for issuance under the 2018 Plan may be increased from time to time by the board of directors. As of December 31, 2024, 2,174,985 shares of the Company’s common stock were available for future grant under the 2018 Plan.
Under the 2018 Plan, stock options may be granted for a contractual term not exceeding 10 years and at an exercise price no less than 100% of the estimated fair value of the shares on the date of grant as determined by management and/or the board of directors. The general vesting term for stock options is four years, with a one-year
cliff vest and monthly thereafter. Additionally, a stock option granted to a 10% stockholder shall not have an exercise price that is less than 110% of the estimated fair value of the shares on the date of grant as determined by the board of directors, and the term of such option grant shall not exceed five years.
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	64,357	$0.42
Granted	18,727	0.31
Exercised	(424)	0.41
Forfeited	(4,780)	0.42
Cancelled	(2,403)	0.45
Expired	(1,266)	0.39

Outstanding as of December 31, 2024	74,211	$0.39	7.6	$8,729

Exercisable as of December 31, 2024	39,510	$0.41	6.6	$4,146

The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s estimated fair value of its common stock as of each balance sheet date.
The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2024 and 2023 was $0.42 and $0.27 per share, respectively. The total grant-date fair value of stock options that vested during the years ended December 31, 2024 and 2023 was $3.3 million and $1.9 million, respectively. As of December 31, 2024, total unrecognized compensation expense related to unvested options was $12.3 million, which the Company expects to recognize over an estimated weighted average period of 2.4 years.
Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2024	2023
Expected volatility	87.0% – 91.9%	59.4%
Expected term (in years)	5.1 – 6.1	6.0
Risk-free interest rate	3.6% – 4.3%	4.2%
Expected dividend yield	—	—
Stock-based Compensation
Total stock-based compensation recorded in the Company’s statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,482	$3,270
General and administrative	1,405	1,658
Sales and marketing	454	289
Truck and freight operations	209	182

Total stock-based compensation	$5,550	$5,399

Modification
In October 2023, the Company’s board of directors approved an extension to the post-termination exercise period from three months to three years for certain option holders. The modification resulted in total incremental expense of $0.6 million, of which $0.3 million was recognized immediately as it related to vested awards, with the balance recognized over the remaining service periods.